Product and Geographic Sales	9 Months Ended
Sep. 30, 2020
Segment Reporting [Abstract]
Product and Geographic Sales
4. Product and Geographic Sales
The Company generates revenue through the sale of Advanced Wound Care and Surgical & Sports Medicine products. There is a single performance obligation in all of the Company’s contracts, which is the Company’s promise to transfer the Company’s products to customers based on specific payment and shipping terms in the arrangement. The entire transaction price reflects a single performance obligation. Product revenue is recognized when a customer obtains control of the Company’s products which occurs at a point in time and may be upon shipment, procedure date, or delivery, based on the terms of the contract. Revenue is recorded net of a reserve for returns, discounts and Group Purchasing Organization (“GPO”) rebates, which represent a direct reduction to the revenue recognized. These reductions are accrued at the time revenue is recognized, based upon historical experience and specific circumstances. For the three months ended September 30, 2020 and 2019, the Company recorded GPO fees of $1,013 and $880, respectively, as a direct reduction of revenue. For the nine months ended September 30, 2020 and 2019, the Company recorded GPO fees of $2,810 and $1,991, respectively, as a direct reduction of revenue.
The following tables set forth revenue by product category:

	Three Months Ended September 30,
	2020	2019
Advanced Wound Care	$89,990	$54,310
Surgical & Sports Medicine	10,809	9,955

Total net revenue	$100,799	$64,265

	Nine Months Ended September 30,
	2020	2019
Advanced Wound Care	$201,009	$157,365
Surgical & Sports Medicine	30,482	28,971

Total net revenue	$231,491	$186,336

For the three months ended September 30, 2020 and 2019, net PuraPly revenue totaled $40,945 and $31,755, respectively. For the nine months ended September 30, 2020 and 2019, net PuraPly revenue totaled $101,969 and $86,893, respectively. For all periods presented, net revenue generated outside the United States represented less than 1% of total net revenue.